Investments in Associates and Joint Ventures - Investments in Joint Ventures (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1,541	$ 1,492	$ 1,471
Statement of profit or loss
Amortisation of tangible and intangible assets	(583)	(558)	(690)
Finance costs and unwinding of obligations	(172)	(168)	(157)
Interest received	14	8	8
Taxation	(250)	(212)	(163)
Profit (loss) for the year	(7)	150	(171)
Total comprehensive income (loss) for the year, net of tax	7	9	(17)
Statement of financial position
Non-current assets	4,881	5,416	5,726
Cash and cash equivalents	456	329	205	$ 215
Total assets	6,863	6,643	7,219
Total liabilities	$ 4,187	$ 3,949	$ 4,515
Kibali Jersey Limited
Disclosure of joint ventures [line items]
Ownership interest in joint venture	50.00%
Kibali
Disclosure of joint ventures [line items]
Ownership interest in joint venture	45.00%	45.00%	45.00%
Investments in joint ventures	$ 1,506	$ 1,439	$ 1,423
Statement of profit or loss
Revenue	1,123	1,098	755
Other operating costs and expenses	(479)	(539)	(530)
Amortisation of tangible and intangible assets	(282)	(330)	(264)
Finance costs and unwinding of obligations	(4)	(4)	(5)
Interest received	4	3	4
Taxation	(62)	(16)	54
Profit (loss) for the year	300	212	14
Total comprehensive income (loss) for the year, net of tax	300	212	14
Dividends received from joint venture (attributable)	75	89	0
Statement of financial position
Non-current assets	2,522	2,659	2,834
Current assets	183	205	166
Cash and cash equivalents	453	124	3
Total assets	3,158	2,988	3,003
Non-current financial liabilities	45	29	41
Other non-current liabilities	26	24	23
Current financial liabilities	11	11	7
Other current liabilities	66	64	107
Total liabilities	148	128	178
Net assets	3,010	2,860	2,825
Immaterial joint ventures
Disclosure of joint ventures [line items]
Investments in joint ventures	35	53	48
Statement of profit or loss
Revenue	111	112	113
Other operating costs and expenses	(94)	(92)	(94)
Amortisation of tangible and intangible assets	(7)	(15)	(16)
Taxation	(7)	(2)	(2)
Profit (loss) for the year	3	3	1
Total comprehensive income (loss) for the year, net of tax	3	3	1
Sadiola
Disclosure of joint ventures [line items]
Reversal (impairment) of investments in joint ventures	6	14	2
Morila
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	8	8	7
Yatela
Disclosure of joint ventures [line items]
Cumulative unrecognised share of losses of the joint ventures:	2	3	2
Group’s share of net assets | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	1,505	1,430	1,413
Other | Kibali
Disclosure of joint ventures [line items]
Investments in joint ventures	$ 1	$ 9	$ 10